ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2016
Accounts Receivable Tables
ACCOUNTS RECEIVABLE
	2016	2015	2014
Trade Accounts Receivable	$-	$-	$-
Other Accounts Receivable	265	262	440
	$265	$262	$440